CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 18 — CONVERTIBLE NOTES

The convertible notes details as of December 31, 2021 and 2022 were consist of the following:

	Total	Total
	HK$’000	US$’000
As of January 19, 2021	-	-
Proceed of convertible notes (note(a))	62,698	8,038
Less: Allocated fair value of warrant subscription rights (note(b))	(12,490)	(1,601)
Less: Allocated intrinsic value of beneficial conversion feature (note(b))	(40,935)	(5,248)
Add: Accumulated amortization of debt discount	22,285	2,857
Conversion to shares (note(c))	(17,437)	(2,236)
As of December 31,2021 and January 1, 2022	14,121	1,810
Proceed of convertible notes (note(a))	53,553	6,866
Less: Allocated fair value of warrant subscription rights (note(b))	(17,405)	(2,231)
Less: Allocated intrinsic value of beneficial conversion feature (note(b))	(36,148)	(4,634)
Add: Accumulated amortization of debt discount	51,279	6,573
Conversion to shares (note(c))	(32,861)	(4,213)
As of December 31,2022	32,539	4,171
Less: non-current portion	(15,166)	(1,944)
Current portion	17,373	2,227

Note:

(a)	Proceed of convertible notes

Pursuant to the Subscription Agreement entered into between the Company and Lexinter International Inc. (“Lexinter”) on January 19, 2021, the Company shall issue the Convertible Notes and Warrants in tranches up to the aggregate principal amount not exceeding the total Commitment of US$15,000,000 (equivalent to HK$116,250,000) but not less than the Minimum Commitment of US$5,000,000 (equivalent to HK$38,750,000) which are secured by the Share Charge. The initial conversion price is HK$0.65 per conversion shares and the conversion note will bear the interest of 5.5% per annum and will be due on the second anniversary of their issue dates. The holder of an issued convertible note retains the right to convert the same at any time prior to the maturity date for such note, which, with respect to a given convertible note, occurs on the second (2nd) anniversary of the issue date of such note. The Company shall redeem each outstanding convertible note at 100 per cent of its outstanding principal amount plus the accrued but unpaid interest thereon as of such note’s maturity date (inclusive). The Warrant was issued by the Company to the Subscriber at the Warrant Purchase Price of US$1.00, which entitles the Warrantholder to exercise the Warrant Subscription Right at the initial Warrant Exercise Price of HK$0.65 per Warrant Share and the Warrants are exercisable from the issue date of warrants to the maturity date, which is five years from the date of issue.

During the year ended December 31, 2021 and 2022, the Company issued various Convertible Notes in tranches in an aggregate amount of HK$53,552,500 (approximately US$6,910,000) and HK$62,698,000 (approximately US$8,090,000), respectively, to Lexinter and several assignees.

(b)	Allocated fair value of warrant subscription rights and intrinsic value of beneficial conversion feature

During the year ended December 31, 2021, at the time of issuance, the Company allocated the proceeds to the convertible notes and warrants subscription rights based on their relative fair values and evaluated the intrinsic value of the beneficial conversion feature (“BCF”) associated with the conversion feature of the convertible notes. The warrants are considered being indexed to the Company’s own shares and therefore they meet the scope exception prescribed in ASC 815-10-15. The warrants subscription rights and BCF was recorded into additional paid-in capital. The warrants were treated as a discount on the convertible notes and were valued at HK$12,490,000 (approximately US$1,601,000). Additionally, the convertible notes were considered to have an embedded BCF because the effective conversion price was less than the fair value of the Company’s common stock on notes issuance date. The value of the BCF was recorded as a discount on the convertible notes. Hence, in connection with the issuance of the convertible notes, the Company recorded a total debt discount of HK$53,424,000 that will be amortized over the term of the Notes using effective interest rate method. The fair value of the warrants subscription rights was computed using the Black-Scholes option pricing model variables used in the option-pricing model include (1) risk-free interest rate of 0.63% at the grant date, (2) expected warrant life of 5 years, (3) expected volatility of 73.33% and (4) expected dividend yield of 0.00%. On September 10, 2021, the warrants subscription rights were exercised, and 48,228,846 warrant shares were issued at warrant purchase price of US$1.00.

During the year ended December 31, 2022, at the time of issuance, the Company allocated the proceeds to the convertible notes and warrants subscription rights based on their relative fair values and evaluated the intrinsic value of the beneficial conversion feature (“BCF”) associated with the conversion feature of the convertible notes. The warrants are considered being indexed to the Company’s own shares and therefore they meet the scope exception prescribed in ASC 815-10-15. The warrants subscription rights and BCF was recorded into additional paid-in capital. The warrants were treated as a discount on the convertible notes and were valued at HK$17,406,000 (approximately US$2,232,000). Additionally, the convertible notes were considered to have an embedded BCF because the effective conversion price was less than the fair value of the Company’s common stock on notes issuance date. The value of the BCF was recorded as a discount on the convertible notes. Hence, in connection with the issuance of the convertible notes, the Company recorded a total debt discount of HK$53,553,000 that will be amortized over the term of the Notes using effective interest rate method. The fair value of the warrants subscription rights was computed using the Binomial option pricing model variables used in the option-pricing model include (1) risk-free interest rate of 1.49% at the grant date, (2) expected warrant life of 5 years, (3) expected volatility of 56.17% and (4) expected dividend yield of 0.00%. On January 10, 2022, the Company issued warrants to the subscriber at the warrant purchase price of US$1for amount of US$3,455,000 which entitle the warrant holder to subscribe for 41,194,230 new shares of the Company at the exercise price of HK$0.65 per share.

(c)	Conversion to shares

During the year ended December 31, 2021 and 2022, the convertible notes of USD$2,250,000 (equivalent HK$17,437,500) and USD$4,240,000 (equivalent HK$32,861,000) were converted into 26,826,921 and 50,553,846 ordinary shares, respectively.

Subsequent to December 31, 2022, convertible notes with principal amount of US$7,830,000 (equivalent HK$60,682,500) were converted into shares at conversion price of HK$0.65 and the Company allotted and issued a total of 93,357,690 conversion shares to the convertible note holder.

(d)	Interest expenses

For the year ended December 31, 2021 and 2022, interest expense was HK$1,860,000 and HK$4,800,000 (approximately US$619,000), respectively. For the year ended December 31, 2021 and 2022, HK$1,785,000 and HK$4,765,000 recorded a gain on waiver of convertible notes interest which interest was waived by Lexinter and its assignees, respectively.